Risks and uncertainties (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
A/F Protein, Inc.
Concentration Risk [Line Items]
Shares of common stock included in other assets (in shares)		216,281
Ownership percent, less than		1.00%
Cost basis of shares of common stock of A/F Protein		$ 21,628
Canada | Cash | Credit Concentration Risk
Concentration Risk [Line Items]
Cash in Canadian bank accounts	$ 242,324	$ 230,677